SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Credit Loss [Abstract]
Balance at beginning of year/period	$ 255,199	$ 59,124	$ 59,124
Allowance for expected credit losses	211,905	$ 4,665	196,075
Balance at end of year/period	$ 467,104		$ 255,199